Share-based payments	12 Months Ended
Dec. 31, 2019
31. Share-based payments
Share-based payments

The notes included in this section focus on the costs and commitments associated with employing our staff.

The charge for the year arising from share based payment schemes was as follows:

	Charge for the year
	2019	2018	2017
	£m	£m	£m
Share Value Plan	4	40	87
Deferred Share Value Plan	240	195	65
Others	148	131	55
Total equity settled	392	366	207
Cash settled	3	1	1
Total share based payments	395	367	208

The terms of the main current plans are as follows:

Share Value Plan (SVP)

The SVP was introduced in March 2010. SVP awards have been granted to participants in the form of a conditional right to receive Barclays PLC shares or provisional allocations of Barclays PLC shares which vest or are considered for release over a period of three, five or seven years. Participants do not pay to receive an award or to receive a release of shares. For awards granted before December 2017, the grantor may also make a dividend equivalent payment to participants on release of a SVP award. SVP awards are also made to eligible employees for recruitment purposes. All awards are subject to potential forfeiture in certain leaver scenarios.

Deferred Share Value Plan (DSVP)

The DSVP was introduced in February 2017. The terms of the DSVP are materially the same as the terms of the SVP as described above, save that Executive Directors are not eligible to participate in the DSVP and the DSVP operates over market purchase shares only.

Other schemes

In addition to the SVP and DSVP, the Barclays Group operates a number of other schemes settled in Barclays PLC Shares including Sharesave (both UK and Ireland), Sharepurchase (both UK and overseas), and the Barclays Group Long Term Incentive Plan. A delivery of upfront shares to ‘Material Risk Takers’ can be made as a Share Incentive Award (Holding Period).

Share option and award plans

The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2019				2018
	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weightedaverageremainingcontractuallife in years	Number ofoptions/awardsoutstanding(000s)	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weightedaverageremainingcontractuallife in years	Number ofoptions/awardsoutstanding(000s)
	£	£			£	£
SVP[a,b]	1.43	1.59	1	2,940	1.99	2.11	<1	58,370
DSVP[a,b]	1.43	1.60	1	294,209	1.94	2.10	1	183,962
Others[a]	0.40-1.60	1.57-1.70	0-3	37,481	0.36-2.11	1.82-2.11	0-3	38,092

SVP and DSVP are nil cost awards on which the performance conditions are substantially completed at the date of grant. Consequently, the fair value of these awards is based on the market value at that date.

Movements in options and awards

The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	SVP[a,b]		DSVP[a,b]		Others[a,c]
	Number (000s)		Number (000s)		Number (000s)		Weighted averageex. price (£)
	2019	2018	2019	2018	2019	2018	2019	2018
Outstanding at beginning of year/acquisition date	58,370	167,476	183,962	115,929	38,092	129,307	1.39	1.39
Transfers in the year[d]	823	(2,450)	2,111	(2,547)	(3,042)	(90,609)	-	-
Granted in the year	1,653	855	197,231	119,668	101,881	61,736	1.19	1.51
Exercised/released in the year	(56,316)	(102,752)	(74,379)	(39,820)	(91,337)	(56,498)	1.21	1.50
Less: forfeited in the year	(1,590)	(4,759)	(14,716)	(9,268)	(7,081)	(5,844)	1.51	1.52
Less: expired in the year	-	-	-	-	(1,032)	-	2.00	1.72
Outstanding at end of year	2,940	58,370	294,209	183,962	37,481	38,092	1.27	1.39
Of which exercisable:	-	-	-	-	5,499	4,083	1.31	1.90

Notes

a Options/award granted over Barclays PLC shares.

b Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.

c The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 2,693,798). The weighted average exercise price relates to Sharesave.

d Awards of employees transferred between Barclays Bank Group and the rest of the Group.

Awards and options granted to employees and former employees of Barclays Bank Group under the Barclays Group share plans may be satisfied using new issue shares, treasury shares and market purchase shares of Barclays PLC. Awards granted to employees and former employees of Barclays Bank Group under DSVP may only be satisfied using market purchase shares of Barclays PLC.

There were no significant modifications to the share based payments arrangements in 2019 and 2018.

As at 31 December 2019, the total liability arising from cash-settled share based payments transactions was £3m (2018: £2m).